Non-operating (expenses) income, net (Details) - Schedule of Non-operating (expenses) income, net - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other Income, Nonoperating [Abstract]
Dividend income from marketable securities	$ 1,093	$ 974	$ 802
Interest income from bank deposits	282	245	235
Unrealized gain (loss) from marketable securities	(3,973)	872	2,010
Realized gain from sales of marketable securities	581	1,073	333
Rental income, net of depreciation charges	1,328	2,209	2,026
Others	116	(65)	39
Non-operating (expenses) income, net	$ (573)	$ 5,308	$ 5,445